Nature of expenses - Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Contract research organizations (CROs) and other third party clinical trial expenses	$ 21,634	$ 10,178
Drug supply and distribution	7,124	1,800
Salaries, incentive pay and employee benefits	3,065	1,622
Travel, insurance, patent annuity fees, legal fees and other	1,114	604
Stock compensation expense	993	330
Research and development expense	$ 33,930	$ 14,534